Goodwill and Intangible Assets - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018
EMP
Goodwill [Line Items]
Increase in goodwill	$ 89
Spinnin Records
Goodwill [Line Items]
Increase in goodwill		$ 10